Unaudited Interim Condensed Statements of Operations	6 Months Ended
	Oct. 31, 2023 JPY (¥) ¥ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 JPY (¥) ¥ / shares shares	Oct. 31, 2022 USD ($) shares
OPERATING REVENUES
TOTAL OPERATING REVENUES	¥ 54,944,555	$ 362,766	¥ 32,206,457
COST OF REVENUES	(3,336,792)	(22,031)	(20,229,847)
GROSS PROFIT	51,607,763	340,735	11,976,610
OPERATING EXPENSES:
Selling and marketing expenses	(27,077,415)	(178,776)	(11,366,838)
General and administrative expenses	(200,231,599)	(1,322,010)	(162,606,424)
Share-based compensation expenses	(1,616,463)	(10,673)
Research and development expenses	(44,821,606)	(295,930)	(50,234,955)
TOTAL OPERATING EXPENSES	(273,747,083)	(1,807,389)	(224,208,217)
LOSS FROM OPERATIONS	(222,139,320)	(1,466,654)	(212,231,607)
Loss on digital assets	(167,879)	(1,108)
Interest expenses, net	(1,789,278)	(11,814)	(700,617)
Foreign exchange gain, net	38,823,264	256,327
Other (expense) income, net	129,617	856	(213,799)
LOSS BEFORE INCOME TAXES	(185,143,596)	(1,222,393)	(213,146,023)
Provision for income (tax) benefit
Current			(145,000)
Deferred	188,496	1,245	(56,966)
Total provision for income (tax) benefit	188,496	1,245	(201,966)
NET LOSS	¥ (184,955,100)	$ (1,221,148)	¥ (213,347,989)	$ (1,408,609)
LOSS PER SHARE
Basic (in Yen per share and Dollars per share) | (per share)	¥ (12.77)	$ (0.08)	¥ (15.42)
Diluted (in Yen per share and Dollars per share) | (per share)	¥ (12.77)	$ (0.08)	¥ (15.42)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING*
Basic (in Shares)	14,478,530	14,478,530	13,839,400	13,839,400
Diluted (in Shares)	14,478,530	14,478,530	13,839,400	13,839,400
Software and system development services
OPERATING REVENUES
TOTAL OPERATING REVENUES	¥ 4,812,000	$ 31,771	¥ 11,358,517
Consulting and solution services
OPERATING REVENUES
TOTAL OPERATING REVENUES	1,267,620	8,369	20,847,940
Sale of NFTs
OPERATING REVENUES
TOTAL OPERATING REVENUES	¥ 48,864,935	$ 322,626